Note 25 - Components of Other Liabilities (Detail) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023
Brokerage and securities related payables [Abstract]
Lease liabilities		€ 4,500	€ 4,500
Deutsche Bank AG [Member]
Brokerage and securities related payables [Abstract]
Cash/margin payables		49,133	49,516
Payables from prime brokerage		13	18
Pending securities transactions past settlement date, liabilities		1,207	2,641
Payables from unsettled regular way trades		13,401	29,365
Brokerage and securities related payables		63,755	81,539
Accrued interest payable		5,113	4,785
Liabilities held for sale		0	0
Lease liabilities		4,488	4,493
Liabilites related to insurance business		121	87
Other		22,138	22,114
Total other liabilities	[1]	€ 95,616	€ 113,018

[1]	Includes non-current assets and disposal groups held for sale